UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________________________________________________________________________________________

FORM 10-D
____________________________________________________________________________________________________

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from October 1, 2010 to October 31, 2010
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Commission File Number of issuing entity: 333-159170-03

TOYOTA AUTO RECEIVABLES 2010-B OWNER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-159170

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Exact name of depositor as specified in its charter)

TOYOTA MOTOR CREDIT CORPORATION
(Exact name of sponsor as specified in its charter)
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Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6924710
(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California,  90501
(Address, including zip code, of principal executive offices of the issuing entity)

(310) 468-7333
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.
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Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                     Yes  ☒        No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2010-B Owner Trust for the distribution period commencing on October 1, 2010 and ending on October 31, 2010 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.    Legal Proceedings.

Toyota Motor Credit Corporation (“TMCC”) and certain affiliates were named as defendants in the consolidated multidistrict litigation, In Re: Toyota Motor Corp. Unintended Acceleration, Marketing, Sales Practices and Products Liability Litigation (United States District Court, Central District of California) seeking damages and injunctive relief as a result of alleged sudden unintended acceleration in certain Toyota and Lexus vehicles.  A parallel action was filed against TMCC and certain affiliates on March 12, 2010 by the Orange County District Attorney.    On August 2, 2010, the plaintiffs filed a consolidated complaint in the multidistrict litigation that does not name TMCC as a defendant.  In addition, the court has permitted alleged classes of foreign plaintiffs to file complaints naming TMCC and related entities as defendants.  TMCC also remains a defendant in the state court action filed by the Orange County District Attorney.

TMCC and certain affiliates had also been named as defendants in a putative bondholder class action, Harel Pia Mutual Fund v. Toyota Motor Corp., et al., filed in the Central District of California on April 8, 2010, alleging violations of federal securities laws.  The plaintiff filed a voluntary dismissal of the lawsuit on July 20, 2010.

On July 22, 2010, the same plaintiff in the above federal bondholder action refiled the case in California state court on behalf of purchasers of TMCC bonds traded on foreign exchanges (Harel Pia Mutual Fund v. Toyota Motor Corp., et al., Superior Court of California, County of Los Angeles).  The complaint alleges violations of California securities laws, fraud, breach of fiduciary duty and other state law claims.  On September 15, 2010,  the defendants removed the state court action to the United States District Court for the Central District of California pursuant to the Securities Litigation Uniform Standards Act and the Class Action Fairness Act.  Defendants filed a motion to dismiss on October 15, 2010.

TMCC believes it has meritorious defenses to these claims and intends to defend them vigorously.  At this time, TMCC believes that these cases will not be material to holders of any notes of Toyota Auto Receivables 2010-B Owner Trust.

Item 3.    Sales of Securities and Use of Proceeds.

On September 8, 2010, Toyota Auto Finance Receivables LLC ("TAFR") sold $28,974,000 of the $613,800,000 Class A-1 Notes of Toyota Auto Receivables 2010-B Owner Trust that were issued on July 22, 2010 and initially retained by it.  The sale by TAFR was made through Toyota Financial Services Securities USA Corporation, as placement agent, in one or more negotiated transactions or otherwise at varying prices that were determined at the time of sale.  The Class A-1 Notes were sold pursuant to a prospectus supplement dated September 1, 2010 to the prospectus dated September 1, 2010.  Proceeds to TAFR, after the payment of expenses, were $24,996,954.

Item 4.    Defaults Upon Senior Securities.

None

Item 5.    Submission of Matters to a Vote of Security Holders.

None

Item 6.    Significant Obligors of Pool Assets.

Not applicable.

Item 7.    Significant Enhancement Provider Information.

Not applicable.

Item 8.    Other Information.

None

Item 9.    Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on October 1, 2010 and ending on October 31, 2010.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2010-B Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: November 23, 2010		/s/ CHRIS BALLINGER
Chris Ballinger
Group Vice President and
Chief Financial Officer